Warrant Liability (Tables)	3 Months Ended
Mar. 31, 2022
Warrant Liability
Schedule of changes to the warrant liability

Warrant Liability
(USD in thousands)
Carrying amount at January 1, 2022	$—
Initial recognition of warrant liability	1,007
Remeasurement	14
Carrying amount at March 31, 2022	$1,021